Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CUTLER TRUST
Entity Central Index Key	0000892568
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000222167
Shareholder Report [Line Items]
Fund Name	Cutler Equity Fund
Trading Symbol	DIVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cutler Equity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/cutler/ . You can also request this information by contacting us at (800) 228-8537.
Additional Information Phone Number	(800) 228-8537
Additional Information Website	https://funddocs.filepoint.com/cutler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cutler Equity Fund	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cutler Equity Fund	S&P 500® Index	S&P 500® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,149	$10,742	$10,457
Jun-2016	$10,900	$11,171	$10,810
Jun-2017	$11,986	$13,170	$12,524
Jun-2018	$13,260	$15,064	$13,474
Jun-2019	$14,634	$16,633	$14,642
Jun-2020	$14,691	$17,881	$13,983
Jun-2021	$20,368	$25,175	$19,512
Jun-2022	$19,341	$22,503	$18,564
Jun-2023	$21,504	$26,912	$22,274
Jun-2024	$23,991	$33,521	$25,681

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cutler Equity Fund	11.57%	10.39%	9.15%
S&P 500® Index	24.56%	15.05%	12.86%
S&P 500® Value Index	15.29%	11.89%	9.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 192,796,586
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,393,900
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$192,796,586 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$1,393,900 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.